Units	9 Months Ended
Sep. 30, 2022
Units [Abstract]
Units

9. Units

In connection with the Company's IPO, in October of 2020, the Company issued unit's that consists of one share of common stock and one warrant with an exercise price of $11.50 (the “Public Warrants”).

As of September 30, 2022 there were 1,760,285 units outstanding, which trade on the Nasdaq Capital Market under the ticker symbol REVBU. The Company includes each share of common stock and Public Warrant from the unit’s in its calculation of common stock and Public Warrants outstanding, respectively.